JUNIOR SUBORDINATED DEBT	12 Months Ended
Dec. 31, 2012
JUNIOR SUBORDINATED DEBT
JUNIOR SUBORDINATED DEBT

Note 13—JUNIOR SUBORDINATED DEBT

        On September 16, 2004, FCC Capital Trust I ("Trust I"), a wholly owned unconsolidated subsidiary of the Company, issued and sold floating rate securities having an aggregate liquidation amount of $15.0 million. The Trust I securities accrue and pay distributions quarterly at a rate per annum equal to LIBOR plus 257 basis points. The distributions are cumulative and payable in arrears. The Company has the right, subject to events of default, to defer payments of interest on the Trust I securities for a period not to exceed 20 consecutive quarters, provided no extension can extend beyond the maturity date of September 16, 2034. The Trust I securities are mandatorily redeemable upon maturity at September 16, 2034. If the Trust I securities are redeemed on or after September 16, 2009, the redemption price will be 100% of the principal amount plus accrued and unpaid interest. The Trust I security were eligible to be redeemed in whole but not in part, at any time prior to September 16, 2009 following an occurrence of a tax event, a capital treatment event or an investment company event. Currently, these securities qualify under risk-based capital guidelines as Tier 1 capital, subject to certain limitations. The Company has no current intention to exercise its right to defer payments of interest on the Trust I securities.

        On December 16, 2011, the Company sold 2,500 Units (the "Units"), with each Unit consisting of an 8.75% Subordinated Note, due in 2019, $1,000 principal amount (collectively, the "Notes"), and a Warrant to purchase 43 shares of common stock of the Company at an exercise price equal to $5.90 per share (collectively, the "Warrants"), to certain accredited investors, including directors and executive officers of the Company, for an aggregate purchase price of $2.5 million. Interest on the Notes is payable quarterly on February 15, May 15, August 15 and November 15 of each year, commencing on February 15, 2012, at a rate of 8.75% per annum. Proceeds were retained by the Company and available to pay dividends on the Company's common and preferred stock, interest on the Notes and dividends on the Company's trust preferred securities, and for general corporate and banking purposes. On November 15, 2012, the Company redeemed the $2.5 million of Notes at par plus accrued but unpaid interest to the redemption date. The Warrants to purchase 107,500 shares are immediately exercisable and will automatically expire on December 16, 2019. The number of shares of common stock of the Company for which, and the price per share at which, a Warrant is exercisable are subject to adjustment upon the occurrence of certain events, including, without limitation, a stock split, stock dividend or a merger, as provided in the Warrant.